                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Quality Municipal Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Fund Report
For the six-month period ended April 30, 2004

Market Conditions

The U.S. economy continued to show improvement over the six-month period under review. On the positive side, gross domestic product growth topped 4 percent in both quarters. While strength in output has historically led to higher interest rates, yields remained stubbornly low across the curve. These yields reflected low levels of observed inflation in the economy and gradual improvement in employment. The Federal Open Market Committee maintained its accommodative monetary policy.

Surprising job growth in March, combined with escalating oil prices, led investors to anticipate that the Fed would raise interest rates sooner rather than later. Yet at its April meeting the Federal Reserve did not change its short-term lending rate but did signal a prospective shift in policy. As a result, bond yields spiked across sectors and maturities.

The supply of new municipal bonds in calendar 2003 reached record levels as municipalities took advantage of historically low interest rates. Many cities and states reduced expenditures by refinancing existing debt at lower yields. In other cases, municipalities attempted to meet budget needs by issuing additional debt. Then in the first months of 2004 bond sales began to slow.

Low interest rates also had an impact on the demand for municipal bonds. Retail and mutual fund activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yields and reinvest at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, causing credit spreads to tighten.

Performance Analysis

The net asset value (NAV) of Morgan Stanley Quality Municipal Income Trust (IQI) decreased from $15.54 to $14.97 per share for the six-month period ended April 30, 2004. Based on this change plus reinvestment of tax-free dividends totaling $0.435 per share, a short-term capital gain distribution of $0.01574 and a long-term capital gain distribution of $0.302959 per share, the Trust's total NAV return was 1.48 percent. The Trust's value on the New York Stock Exchange (NYSE) decreased from $14.55 to $13.31 per share during the same period. Based on this change plus reinvestment of distributions, the Trust's total market return was -3.64 percent. On April 30, 2004, IQI's NYSE market price was at a 11.09 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.0725 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.114 per share on April 30, 2004, versus $0.132 per share six months earlier.

The Trust's duration* was targeted to be shorter than its benchmark index. The duration, adjusted for leverage, was 11.7 years. Treasury futures were sold to reduce interest-rate exposure without raising the level of cash in the portfolio. We maintained an average tax-exempt bond maturity objective of 20 years to take advantage of the steepness of the municipal yield curve. Revenue bonds in sectors with reliable income streams from essential services such as municipal electric, transportation and water and sewer systems were emphasized. The Trust's net assets, including preferred shares, of $613 million were diversified across 105 credits in 13 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period under review, ARPS leverage contributed approximately $0.09 per share to common-share earnings. The Trust has five ARPS series totaling $208 million and representing 34 percent of net assets, including preferred shares. These series are currently in two-year auction modes with maturities ranging from July 2004 to January 2006. The yields ranged from 1.50 to 2.20 percent. The latest auction of $56 million Series 4 ARPS in January received a rate of 1.50%.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

*	A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, Trusts with shorter durations perform better in rising interest-rate environments, while Trusts with longer durations perform better when rates decline.

LARGEST SECTORS
Water & Sewer	24.1%
Transportation	18.9
General Obligation	15.1
Electric	13.4
Public Facilities	6.8

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	68.7%
Aa/AA	22.0
A/A	5.9
Baa/BBB	2.4
Ba/BB	1.0

Data as of April 30, 2004. Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Distribution by Maturity
(% of Long-Term Portfolio) As of April 30,2004

Weighted Average Maturity: 19 Years

Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Alabama	1.1%
Alaska	0.5
Arizona	5.2
California	6.0
Colorado	2.0
Connecticut	0.4
Florida	3.6
Georgia	3.5
Hawaii	3.4
Idaho	2.1%
Illinois	6.2
Indiana	4.1
Kentucky	1.3
Louisiana	0.7
Maine	0.6
Maryland	1.6
Massachusetts	2.8
Michigan	1.4
Minnesota	0.3%
Missouri	1.9
Montana	0.8
Nevada	1.9
New Jersey	6.8
New Mexico	1.0
New York	14.9
North Carolina	0.8
Ohio	0.9
Pennsylvania	4.5%
South Carolina	3.9
South Dakota	0.9
Tennessee	0.9
Texas	11.0
Virginia	0.4
Washington	3.5
Wisconsin	0.4
Joint exemptions*	(1.3)
Total	100.0%

* Joint exemptions have been included in each geographic location.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of April 30, 2004

Years Bonds Callable  —  Weighted Average Call Protection: 7 Years

Cost (Book) Yield(b)   —  Weighted Average Book Yield: 5.2%

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 6.6% on 7% of the long-term portfolio that is callable in 2004.
Portfolio structure is subject to change.

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (142.5%)
	General Obligation (21.5%)
$5,000	California, Various Purpose dtd 05/01/03	5.25%		02/01/19	$5,115,450
2,700	Adams & Arapahoe Counties Joint School District # 32, Colorado, Ser 2003A (FSA)	5.125		12/01/21	2,816,856
3,500	Denver School District # 1, Colorado, Ser 1999 (FGIC)	5.25		12/01/16	3,743,180
2,000	Connecticut, 2002 Ser B	5.50		06/15/20	2,153,920
5,000	Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)	5.00		06/01/20	5,171,350
	Hawaii,
5,000	1992 Ser BZ	6.00		10/01/10	5,725,300
8,000	1992 Ser BZ	6.00		10/01/11	9,186,800
5,000	Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)	9.29	‡	03/01/26	5,273,150
10,000	Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)	5.50		01/01/36	10,368,800
4,000	Cook County, Illinois, Ser 1992 C (FGIC)	6.00		11/15/09	4,562,360
6,000	Illinois, First Ser 2002 (MBIA)	5.375		07/01/20	6,361,500
	Pennsylvania,
5,000	First Ser 2003 RITES PA – 1112 A (MBIA)	8.662	‡	01/01/18	5,439,000
5,000	First Ser 2003 RITES PA – 1112 B (MBIA)	8.662	‡	01/01/19	5,387,800
3,235	Charleston County School District, South Carolina, Ser 2004 A	5.00		02/01/22	3,313,805
2,000	Houston, Texas, Refg Ser 2000 (FSA)	5.75		03/01/18	2,214,100
5,000	Houston, Independent School District, Texas, Refg Ser 1999 A (PSF)	5.25		02/15/18	5,291,250
5,000	Northside Independent School District, Texas, Bldg & Refg Ser 2001 (PSF)	5.00		02/15/26	5,001,050
81,435					87,125,671
	Educational Facilities Revenue (2.7%)
	Arizona Board of Regents,
1,650	University of Arizona Ser 2001 A COPs (Ambac)	5.50		06/01/15	1,797,840
1,740	University of Arizona Ser 2001 A COPs (Ambac)	5.50		06/01/16	1,891,102
1,835	University of Arizona Ser 2001 A COPs (Ambac)	5.50		06/01/17	1,990,828
940	University of Arizona Ser 2001 A COPs (Ambac)	5.50		06/01/18	1,017,005
2,000	Ohio State University, General Receipts Ser 2002 A	5.125		12/01/31	2,019,700
2,000	Pennsylvania State University, Refg Ser 2002	5.25		08/15/14	2,187,020
10,165					10,903,495

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric Revenue (19.1%)
$6,000	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00%	01/01/31	$6,010,020
5,000	California Department of Water Resources, Power Supply Ser 2002 A	5.75	05/01/17	5,421,350
3,300	Jacksonville Electric Authority, Florida, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18	3,393,555
2,000	Orlando Utilities Commission, Florida, Water & Electric Ser 2001	5.25	10/01/19	2,114,860
2,000	Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA)	5.00	01/01/30	2,007,540
	Long Island Power Authority, New York,
4,000	Ser 2003 B	5.25	06/01/13	4,263,960
10,000	Ser 2000 A (FSA)††	0.00	06/01/16	5,815,900
5,325	Ser 2003 C	5.50	09/01/19	5,608,610
	South Carolina Public Service Authority,
3,700	Refg Ser 2002 D (Ambac)	5.00	01/01/20	3,819,251
5,000	Refg Ser 2002 D (FSA)	5.00	01/01/20	5,153,950
7,000	Refg Ser 2003 A (Ambac)	5.00	01/01/22	7,146,650
5,000	Memphis, Tennessee, Jr Lien Refg 2002 (MBIA)	5.00	12/01/15	5,298,600
7,000	Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA)	5.75	07/01/18	7,679,910
	Grant County Public Utility District #2, Washington,
5,000	Electric Refg Ser 2001 H (FSA)	5.375	01/01/18	5,312,450
8,220	Priest Rapids Hydro Second Ser 1992 A	5.00	01/01/23	8,219,671
78,545				77,266,277
	Hospital Revenue (5.3%)
3,500	Birmingham-Carraway Special Care Facilities Financing Authority, Alabama, Carraway Methodist Hlth Ser 1995 A (Connie Lee)	5.875	08/15/15	3,705,170
	Maryland Health & Higher Educational Facilities Authority,
5,000	University of Maryland Medical Ser 2001	5.25	07/01/28	4,969,150
1,500	University of Maryland Medical Ser 2002	6.00	07/01/32	1,573,320
3,000	Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A	5.625	10/01/17	3,178,740
3,000	Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania, Chestnut Hill Hospital Ser 1992	6.375	11/15/11	3,014,040
5,000	South Dakota Health & Educational Facilities Authority, Queen of Peace Hospital Ser 1992 (MBIA)	6.70	07/01/17	5,212,000
21,000				21,652,420
	Industrial Development/Pollution Control Revenue (4.1%)
6,000	California Pollution Control Financing Authority, Keller Canyon Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)	6.875	11/01/27	5,934,540
5,000	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)	5.65	09/01/29	5,054,250

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70%	03/01/32	$3,428,430
2,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	2,117,100
16,000				16,534,320
	Mortgage Revenue – Multi-Family (2.8%)
7,000	Illinois Housing Development Authority, Ser I	6.625	09/01/12	7,079,100
	Missouri Housing Development Commission,
1,900	Federally Insured Mortgage Loans Refg Ser 11/15/92	6.50	07/01/16	1,901,976
2,350	Federally Insured Mortgage Loans Refg Ser 11/15/92	6.60	07/01/24	2,351,927
11,250				11,333,003
	Mortgage Revenue – Single Family (3.6%)
550	Idaho Housing Agency, 1992 Ser E (AMT)	6.75	07/01/12	551,964
3,630	Idaho Housing & Finance Association, 2000 Ser E (AMT)	6.00	01/01/32	3,708,698
580	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	604,644
4,765	Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	4,984,190
4,565	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA)	5.875	10/01/31	4,738,698
14,090				14,588,194
	Public Facilities Revenue (9.6%)
4,000	Arizona School Facilities Board, Ser 2003A COPs (MBIA)	5.25	09/01/17	4,275,160
5,000	Phoenix Industrial Development Authority, Arizona, Capital Mall LLC Ser 2000 (Ambac)	5.50	09/15/27	5,206,950
2,000	Sacramento Financing Authority, California, City Hall 2002 Ser A (FSA)	5.00	12/01/32	1,983,980
2,000	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA)	5.25	08/15/34	2,029,880
3,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA)	5.00	07/01/26	3,010,770
4,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25	08/01/14	4,352,080
1,400	Marion County Convention & Recreational Facilities Authority, Indiana, Refg Ser 2003 A (Ambac)	5.00	06/01/21	1,426,040
2,655	Kentucky State Property & Buildings Commission, Project # 79 (MBIA)	5.00	10/01/22	2,711,923
5,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC)	5.00	02/01/14	5,343,900
3,000	Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C	5.25	07/01/17	3,175,410

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$3,000	Pennsylvania Public School Building Authority, Philadelphia School District Ser 2003 (FSA)	5.00%		06/01/33	$2,988,480
2,500	Milwaukee Redevelopment Authority, Wisconsin, Ser 2003 A (Ambac)	5.125		08/01/23	2,555,625
37,555					39,060,198
	Resource Recovery Revenue (0.8%)
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	3,203,520
	Transportation Facilities Revenue (27.0%)
3,000	Alaska International Airports, Ser 2002 B (Ambac)	5.25		10/01/27	3,051,720
2,000	Arizona Transportation Board, Highway Refg Ser 2002 A	5.25		07/01/19	2,149,960
3,000	Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B (AMT) (FGIC)	5.25		07/01/32	3,016,590
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)	5.00		07/01/36	4,966,400
1,900	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (Ambac)	5.00		08/15/20	1,963,346
4,000	Port of Oakland, California, Ser 2002 L (AMT) (FGIC)	5.00		11/01/32	3,903,840
5,000	Georgia State Road & Tollway Authority, DRIVERS Ser 373	8.645	‡	10/01/11	5,296,500
4,000	Chicago, Illinois, O' Hare Int'l Airport 3rd Lien Ser 2003 B-2 (AMT) (FSA)	5.75		01/01/23	4,273,360
4,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75		06/01/21	4,527,320
7,500	Indiana Transportation Finance Authority, Ser 2000	5.375		12/01/25	7,706,625
3,400	Maine Turnpike Authority, Ser 2000 (FGIC)	5.50		07/01/30	3,553,816
3,000	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC)	5.50		12/01/17	3,193,980
1,000	St Louis, Missouri, Lambert - St Louis Int'l Airport Ser 2001 A (MBIA)	5.00		07/01/26	996,610
	Clark County, Nevada,
1,000	Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.375		07/01/19	1,037,970
1,100	Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.375		07/01/20	1,140,117
2,000	Jet Aviation Fuel Tax Ser 2003 C (AMT) (Ambac)	5.375		07/01/22	2,059,520
4,595	Nevada Department of Business and Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	0.00		01/01/22	1,789,155
5,000	New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75		06/15/20	5,615,800
12,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC)	5.00		01/01/27	12,117,840
10,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (FGIC)	5.00		11/15/25	10,100,200
4,000	Port Authority of New York & New Jersey, Cons 135th Ser (MBIA)**	5.00		09/15/29	4,008,640

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Triborough Bridge & Tunnel Authority, New York,
$5,000	Refg 2002 E (MBIA)	5.25%	11/15/22	$5,250,750
6,000	Ser 2001 A	5.00	01/01/32	5,941,860
	Houston, Texas,
6,000	Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	6,526,560
5,000	Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.625	07/01/30	5,112,100
108,495				109,300,579
	Water & Sewer Revenue (34.3%)
3,000	Birmingham, Alabama, Water & Sewer Ser 1998 A	4.75	01/01/21	2,981,040
3,800	Phoenix Civic Improvment Corporation, Arizona, Jr Lien Water Ser 2002	5.00	07/01/26	3,821,242
3,000	East Bay Municipal Utility District, California, Water Ser 2001 (MBIA)	5.00	06/01/26	3,013,200
3,720	San Diego County Water Authority, California, Ser 2002 A COPs (MBIA)	5.00	05/01/27	3,717,470
3,500	Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA)	5.00	10/01/24	3,543,155
10,000	Augusta, Georgia, Water and Sewerage Ser 2000 (FSA)	5.25	10/01/30	10,165,300
10,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00	02/01/23	10,141,900
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1999 A (FGIC)	5.75	05/15/33	5,359,800
5,000	Massachusetts Water Resources Authority, 2000 Ser A (FGIC)	5.75	08/01/39	5,365,200
5,345	Las Vegas Valley Water District, Nevada, Water Impr Refg Ser 2003 A (FGIC)	5.25	06/01/20	5,614,067
10,000	Passaic Valley Sewerage Commisioners, New Jersey, Ser F (FGIC)	5.00	12/01/20	10,373,600
3,000	Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac)	5.25	05/15/19	3,165,990
	New York City Municipal Water Finance Authority, New York,
3,500	2003 Ser A	5.375	06/15/19	3,739,435
18,000	2001 Ser B	5.00	06/15/26	18,036,360
10,000	2004 Ser A	5.00	06/15/35	9,865,700
4,500	Charlotte, North Carolina, Water & Sewer Ser 2001	5.125	06/01/26	4,593,240
4,000	Western Carolina Regional Sewer Authority, South Carolina, Ser 2001 (FSA)	5.375	03/01/18	4,281,200
10,000	Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)	5.125	05/15/27	10,080,300
5,000	Houston, Texas, Water & Sewer Refg Ser 2002 (FSA)	5.00	12/01/30	4,974,300
13,960	San Antonio, Texas, Water & Refg Ser 2001 (FGIC)	5.00	05/15/26	13,963,769
2,000	Fairfax County Water Authority, Virginia, Refg Ser 1992	6.00	04/01/22	2,195,320
136,325				138,991,588

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Other Revenue (4.6%)
	Boulder County, Colorado,
$1,750	University Corp for Atmospheric Research Ser 2002 (MBIA)	5.375%		09/01/18	$1,876,473
1,750	University Corp for Atmospheric Research Ser 2002 (MBIA)	5.375		09/01/21	1,859,725
2,000	New York City Transitional Finance Authority, New York, Refg 2003 Ser A	5.50		11/01/26	2,210,480
10,000	Tobacco Settlement Financing Corp, New York, Ser 2004 B-1C	5.50		06/01/17	10,641,100
2,000	Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA)	5.00		07/01/28	2,001,060
17,500					18,588,838
	Refunded (7.1%)
5,000	Atlanta, Georgia, Airport Ser 2000 A (FGIC)	5.50		01/01/10†	5,634,850
10,000	Massachusetts, Ser 2000 C	5.75		10/01/10†	11,335,500
5,000	Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) (ETM)	6.25		07/01/16	5,817,300
5,200	San Antonio, Texas, Electric & Gas Ser 2000 A	5.75		02/01/10†	5,894,616
25,200					28,682,266
560,560	Total Tax-Exempt Municipal Bonds (Cost $555,867,485)				577,230,369
	Short-Term Tax-Exempt Municipal Obligations (5.6%)
8,200	Idaho Health Facilities Authority, St Luke's Regional Medical Center Ser 2000 (FSA) (Demand 05/03/04)	1.10	*	07/01/30	8,200,000
5,370	Indiana Health Facility Financing Authority, Clarian Health Ser 2000 B (Demand 05/03/04)	1.10	*	03/01/30	5,370,000
4,100	East Baton Rouge Parish, Louisiana, Exxon Corporation Ser 1993 (Demand 05/03/04)	1.03	*	03/01/22	4,100,000
3,900	Port Authority of New York & New Jersey, Ser 2 (Demand 05/03/04)**	1.08	*	05/01/19	3,900,000
1,300	Harris County Health Facilities Development Corporation, Texas, Methodist Hospital Ser 2002 (Demand 05/03/04)	1.10	*	02/15/31	1,300,000
22,870	Total Short-Term Tax-Exempt Municipal Obligations (Cost $22,870,000)				22,870,000
$583,430	Total Investments (Cost $578,737,485) (a) (b)			148.1%	600,100,369
	Other Assets In Excess of Liabiities			3.3	13,397,812
	Preferred Shares of Beneficial Interest			(51.4)	(208,303,949)
	Net Assets Applicable to Common Shareholders			100.0%	$405,194,232

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
PSF	Texas Permanent School Fund Guarantee Program.
DRIVERS	Derivative Inverse Tax-Exempt Receipts.
RITES	Residual Interest Tax-Exempt Securities.
ROLS	Reset Option Longs.
†	Prerefunded to call date shown.
††	This security has been physically segregated in connection with open futures contracts in the amount of $1,762,500.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $21,396,450 which represents 5.3% of net assets applicable to common shareholders.
*	Current coupon of variable rate demand obligation.
**	Joint exemption in locations shown.
(a)	Securities have been designated as collateral in an amount equal to $164,052,820 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,514,545 and the aggregate gross unrealized depreciation is $1,151,661, resulting in net unrealized appreciation of $21,362,884.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – a wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at April 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
500	Short	U.S. Treasury Note 5 Yr June/2004	$(54,968,750)	$1,166,595
1,000	Short	U.S. Treasury Note 10 Yr June/2004	(110,500,000)	3,229,250
		Total unrealized appreciation		$4,395,845

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $578,737,485)	$600,100,369
Cash	102,356
Receivable for:
Interest	9,426,163
Investments sold	3,876,179
Prepaid expenses and other assets	1,002,216
Total Assets	614,507,283
Liabilities:
Payable for:
Variation margin	429,680
Common shares of beneficial interest repurchased	261,798
Investment management fee	209,545
Accrued expenses and other payables	108,079
Total Liabilities	1,009,102
Preferred shares of beneficial interest (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 4,160 shares outstanding)	208,303,949
Net Assets Applicable to Common Shareholders	$405,194,232
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 27,075,620 shares outstanding)	$378,317,153
Net unrealized appreciation	25,758,729
Accumulated undistributed net investment income	3,089,385
Accumulated net realized loss	(1,971,035)
Net Assets Applicable to Common Shareholders	$405,194,232
Net Asset Value Per Common Share, ($405,194,232 divided by 27,075,620 common shares outstanding)	$14.97

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$15,549,230
Expenses
Investment management fee	1,110,163
Auction commission fees	518,504
Transfer agent fees and expenses	91,962
Professional fees	30,999
Shareholder reports and notices	16,893
Custodian fees	15,927
Auction agent fees	15,023
Registration fees	8,436
Trustees' fees and expenses	8,306
Other	31,852
Total Expenses	1,848,065
Less: expense offset	(1,430)
Net Expenses	1,846,635
Net Investment Income	13,702,595
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	4,286,121
Futures contracts	(9,425,285)
Net Realized Loss	(5,139,164)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(9,788,083)
Futures contracts	7,998,631
Net Depreciation	(1,789,452)
Net Loss	(6,928,616)
Dividends to preferred shareholders from net investment income	(2,332,139)
Net Increase	$4,441,840

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,702,595	$29,064,363
Net realized gain (loss)	(5,139,164)	12,139,931
Net change in unrealized appreciation/depreciation	(1,789,452)	(5,751,763)
Dividends to preferred shareholders from net investment income	(2,332,139)	(4,630,727)
Net Increase	4,441,840	30,821,804
Dividends and Distributions to Common Shareholders from:
Net investment income	(11,930,231)	(25,758,247)
Net realized gain	(8,800,752)	(8,460,780)
Total Dividends and Distributions	(20,730,983)	(34,219,027)
Decrease from transactions in common shares of beneficial interest	(8,869,994)	(16,666,151)
Net Decrease	(25,159,137)	(20,063,374)
Net Assets Applicable to Common Shareholders:
Beginning of period	430,353,369	450,416,743
End of Period (Including accumulated undistributed net investment income of $3,089,385 and $3,649,160, respectively)	$405,194,232	$430,353,369

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Quality Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004, aggregated $30,397,572 and $65,671,955, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2004, the Trust had transfer agent fees and expenses payable of approximately $12,100.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,185. At April 30, 2004, the Trust had an accrued pension liability of $51,803 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	1,120	$56,000	1.60%	01/05/05	1.60
2	400	20,000	1.70	07/07/05	1.70
3	1,120	56,000	2.20	07/08/04	2.20
4	1,120	56,000	1.50	01/05/06	1.50 – 2.55
5	400	20,000	1.70	09/02/05	1.70

*	As of April 30, 2004.
**	For the six months ended April 30, 2004.

Subsequent to April 30, 2004 and up through June 4, 2004, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 1.50% to 2.20% in the aggregate amount of $607,898.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2002	28,866,920	$288,669	$403,564,629
Treasury shares purchased and retired (weighted average discount 8.23%)*	(1,171,100)	(11,711)	(16,654,440)
Balance, October 31, 2003	27,695,820	276,958	386,910,189
Treasury shares purchased and retired (weighted average discount 7.84%)*	(620,200)	(6,202)	(8,863,792)
Balance, April 30, 2004	27,075,620	$270,756	$378,046,397

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On March 30, 2004, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0725	May 7, 2004	May 21, 2004
$0.0725	June 4, 2004	June 18, 2004

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003 the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to market of open futures contracts and dividend payable.

Morgan Stanley Quality Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2004		FOR THE YEAR ENDED OCTOBER 31,
			2003		2002		2001	2000		1999
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.54		$15.60		$15.91		$15.22	$14.88		$16.26
Income (loss) from investment operations:
Net investment income*	0.50		1.01		1.11		1.16	1.17		1.16
Net realized and unrealized gain (loss)	(0.26)		0.24		0.01		0.76	0.26		(1.36)
Common share equivalent of dividends paid to preferred shareholders*	(0.09)		(0.16)		(0.20)		(0.27)	(0.26)		(0.22)
Total income (loss) from investment operations	0.15		1.09		0.92		1.65	1.17		(0.42)
Less dividends and distributions from:
Net investment income	(0.43)		(0.90)		(0.87)		(0.87)	(0.93)		(0.93)
Net realized gain	(0.32)		(0.30)		(0.39)		(0.13)	—		(0.05)
Total dividends and distributions	(0.75)		(1.20)		(1.26)		(1.00)	(0.93)		(0.98)
Anti-dilutive effect of acquiring treasury shares*	0.03		0.05		0.03		0.04	0.10		0.02
Net asset value, end of period	$14.97		$15.54		$15.60		$15.91	$15.22		$14.88
Market value, end of period	$13.31		$14.55		$13.91		$14.48	$13.313		$13.25
Total Return†	(3.64)	% (1)	13.82%		4.94%		16.59%	7.51%		(10.21)%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.87	%(2)	0.83	% (3)	0.78	% (3)	0.74%	0.75	% (3)	0.73%
Net investment income before preferred stock dividends	6.43	%(2)	6.58%		7.19%		7.47%	7.83%		7.32%
Preferred stock dividends	1.10	%(2)	1.05%		1.29%		1.71%	1.74%		1.42%
Net investment income available to common shareholders	5.33	%(2)	5.53%		5.90%		5.76%	6.09%		5.90%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$405,194		$430,353		$450,417		$473,103	$467,875		$487,179
Asset coverage on preferred shares at end of period	294%		307%		316%		325%	324%		333%
Portfolio turnover rate	5	%(1)	41%		20%		19%	15%		21%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of the expense offset of 0.01%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2004 Morgan Stanley

37954RPT-RA04-00259P-Y04/04	MORGAN STANLEY FUNDS
Morgan Stanley Quality Municipal Income Trust Semiannual Report April 30, 2004

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Trust principal executive officer and principal financial officer have concluded that the Trust disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Quality
     Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Quality
     Municipal Income Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                         /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Income Trust and will be retained by Morgan Stanley Quality Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                            /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Income Trust and will be retained by Morgan Stanley Quality Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9